Label	Element	Value
Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026 | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $9.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.10%
Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026 | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $523.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.90%
Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026 | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $617.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.30%)